Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity

The following table summarizes stock option activity for employees and non-employees for the nine months ended September 30, 2018:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	2,580,491	$6.65	7.55	$803,600
Granted	1,517,544	2.74
Exercised	(97,310)	1.21
Forfeited	(714,699)	5.96
Expired	(705,387)	8.35

Outstanding at September 30, 2018	2,580,639	$4.28	8.07	$—

Exercisable at September 30, 2018	1,126,248	$5.92	6.55	$—

Vested or expected to vest at September 30, 2018	2,580,639	$4.28	8.07	$—

The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2017:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	2,156,250	$8.66	7.94	$1,605,684
Granted	1,059,500	4.20
Exercised	(1,576)	1.67
Forfeited	(418,642)	8.87
Expired	(215,041)	10.51

Outstanding at December 31, 2017	2,580,491	$6.65	7.55	$803,600

Exercisable at December 31, 2017	1,404,844	$7.21	6.56	$692,232

Vested or expected to vest at December 31, 2017	2,580,491	$6.65	7.55	$803,600

Schedule of fair value assumptions

The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying Common Stock on each measurement date:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Expected volatility	73.87% to 81.04%	71.01% to 74.20%	72.98% to 74.94%
Risk-free interest rate	1.83% to 2.40%	1.23% to 2.40%	1.62% to 2.49%
Expected term	5.3 - 9.5 years	5.3 - 10 years	5.3 - 10 years
Expected dividend yield	0%	0%	0%

Summary of stock-based compensation expense

Total stock-based compensation expense recognized for employee and non-employee restricted common stock, and stock options granted to employees and non-employees is included in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
Research and development	$43,369	$386,636	$674,775	$1,172,655
Selling, general and administrative	235,021	618,145	1,023,548	2,094,224

Total	$278,390	$1,004,781	$1,698,323	$3,266,879

Total stock-based compensation expense recognized for employee and non-employee restricted common stock, and stock options granted to employees and non-employees is included in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Research and development	$1,545,737	$2,435,565	$3,192,063
Selling, general and administrative	2,673,428	4,137,398	3,405,296

Total	$4,219,165	$6,572,963	$6,597,359